Derivative Instruments (Details) - Interest rate swap contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments
Notional amount	$ 325.0	$ 417.9
Carrying amount of derivative asset	$ 3.0	$ 13.3